Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Stockholders' equity:
Non-current cash, restricted	$ 4,337		$ 0
Consumer loans, net	34,152		14,611
Consumer loan fees receivable, net	30,416		6,775
Intangible assets, net	45,185		19,790
Total assets	1,218,007	[1]	756,450
Common Stock Class A Non-voting
Stockholders' equity:
Common stock, par value	$ 0.01		$ 0.01
Common Stock, shares authorized	54,000,000		54,000,000
Common Stock, shares issued	48,255,536		47,228,610
Common Stock, shares outstanding	48,255,536		47,228,610
Common Stock Class B Voting
Stockholders' equity:
Common stock, par value	$ 0.01		$ 0.01
Common Stock, shares authorized	3,000,000		3,000,000
Common Stock, shares issued	2,970,171		2,970,171
Common Stock, shares outstanding	2,970,171		2,970,171
Crediamigo [Member]
Stockholders' equity:
Non-current cash, restricted	4,300
Consumer loans, net	33,600
Consumer loan fees receivable, net	7,700
Intangible assets, net	2,600
Total assets	48,200
Long-term debt	$ 32,700

[1]	Our consolidated assets as of September 30, 2012, include the following assets of the Crediamigo securitization trust that can only be used to settle its liabilities: Restricted cash, $4.3 million; Consumer loans, net, $33.6 million; Consumer loan fees receivable, net, $7.7 million; Intangible assets, net $2.6 million and total assets, $48.2 million.